SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.6%

Commercial Services - 2.9%
ASGN, Inc. *	13,525	1,118,112
Booz Allen Hamilton Holding Corp.	29,450	2,729,720
Equifax, Inc.	4,300	872,212
FactSet Research Systems, Inc.	1,100	456,599

		5,176,643

Consumer Durables - 1.2%
Take-Two Interactive Software, Inc. *	4,892	583,616
YETI Holdings, Inc. *	42,000	1,680,000

		2,263,616

Consumer Non-Durables - 1.3%
Coca-Cola Europacific Partners, PLC	40,700	2,409,033

Consumer Services - 3.0%
Nexstar Media Group, Inc.	20,650	3,565,429
Vail Resorts, Inc.	7,700	1,799,336

		5,364,765

Electronic Technology - 13.5%
Applied Materials, Inc.	24,350	2,990,910
Arista Networks, Inc. *	41,400	6,949,404
Broadcom, Inc.	8,550	5,485,167
Ciena Corp. *	16,525	867,893
Enphase Energy, Inc. *	6,675	1,403,619
MKS Instruments, Inc.	15,100	1,338,162
Monolithic Power Systems, Inc.	5,400	2,702,916
Skyworks Solutions, Inc.	21,400	2,524,772

		24,262,843

Energy Minerals - 3.4%
Northern Oil & Gas, Inc.	73,100	2,218,585
Oasis Petroleum, Inc.	18,850	2,537,210
Texas Pacific Land Corp.	765	1,301,280

		6,057,075

Finance - 7.9%
Air Lease Corp.	32,900	1,295,273
American Financial Group, Inc.	7,325	889,988
Ameriprise Financial, Inc.	10,000	3,065,000
Arthur J Gallagher & Co.	18,900	3,615,759
Carlyle Group, Inc.	85,700	2,661,842
Intercontinental Exchange, Inc.	25,300	2,638,537

		14,166,399

Health Services - 4.2%
Encompass Health Corp.	47,600	2,575,160
Molina Healthcare, Inc. *	7,150	1,912,553
Tenet Healthcare Corp. *	50,950	3,027,449

		7,515,162

Health Technology - 15.4%
Align Technology, Inc. *	6,025	2,013,193
BioMarin Pharmaceutical, Inc. *	23,500	2,285,140
Bio-Techne Corp.	25,600	1,899,264
Cooper Cos, Inc.	4,250	1,586,780
Dexcom, Inc. *	48,040	5,581,287
Exact Sciences Corp. *	21,350	1,447,744
Inmode, Ltd. *	55,400	1,770,584
Insulet Corp. *	11,800	3,763,728

Name of Issuer	Quantity	Fair Value ($)

Jazz Pharmaceuticals, PLC *	5,700	834,081
PerkinElmer, Inc.	6,700	892,842
Sarepta Therapeutics, Inc. *	15,700	2,163,931
Thermo Fisher Scientific, Inc.	6,100	3,515,857

		27,754,431

Industrial Services - 5.8%
Cheniere Energy, Inc.	20,000	3,152,000
Jacobs Solutions, Inc.	27,800	3,266,778
Waste Connections, Inc.	29,400	4,088,658

		10,507,436

Non-Energy Minerals - 1.0%
Trex Co., Inc. *	38,625	1,879,879

Process Industries - 1.4%
Albemarle Corp.	1,775	392,346
Darling Ingredients, Inc. *	36,450	2,128,680

		2,521,026

Producer Manufacturing - 8.4%
AGCO Corp.	12,700	1,717,040
AMETEK, Inc.	14,675	2,132,718
Aptiv, PLC *	13,800	1,548,222
Carlisle Cos., Inc.	11,975	2,707,188
Donaldson Co., Inc.	22,950	1,499,553
Dover Corp.	21,875	3,323,688
Hubbell, Inc.	8,850	2,153,293

		15,081,702

Retail Trade - 6.6%
Lululemon Athletica, Inc. *	6,300	2,294,397
TJX Cos., Inc.	55,175	4,323,513
Ulta Beauty, Inc. *	9,700	5,292,999

		11,910,909

Technology Services - 20.6%
Altair Engineering, Inc. *	24,800	1,788,328
ANSYS, Inc. *	10,750	3,577,600
Aspen Technology, Inc. *	8,358	1,912,895
Atlassian Corp. *	16,950	2,901,332
Autodesk, Inc. *	14,800	3,080,768
Booking Holdings, Inc. *	450	1,193,584
Dynatrace, Inc. *	65,375	2,765,363
EPAM Systems, Inc. *	3,000	897,000
Euronet Worldwide, Inc. *	16,075	1,798,792
Globant SA *	6,975	1,143,970
GoDaddy, Inc. *	17,650	1,371,758
HubSpot, Inc. *	7,650	3,279,938
Paycom Software, Inc. *	7,600	2,310,476
PTC, Inc. *	39,600	5,077,908
Science Applications International Corp.	18,150	1,950,399
Splunk, Inc. *	20,900	2,003,892

		37,054,003

Transportation - 1.3%
Alaska Air Group, Inc. *	17,300	725,908
Knight-Swift Transportation Holdings, Inc.	28,500	1,612,530

		2,338,438

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Utilities - 0.7%
WEC Energy Group, Inc.	12,800	1,213,312

Total Common Stocks (cost: $94,975,921)		177,476,672

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $2,619,216)	2,619,216	2,619,216

Total Investments in Securities - 100.1% (cost $97,595,137)		180,095,888

Other Assets and Liabilities, net - (0.1)%		(141,993)

Net Assets - 100.0%		$179,953,895

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	177,476,672	—	—	177,476,672
Short-Term Securities	2,619,216	—	—	2,619,216
Total:	180,095,888	—	—	180,095,888

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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